CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended										9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Apr. 10, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Operating Revenues:
Operating Revenues	$ 127,611	$ 107,807	$ 77,973	$ 35,376	$ 180,330	$ 163,864	$ 171,478	$ 169,373	$ 196,669	$ 197,452	$ 384,931	$ 401,486	$ 701,384
Operating Expenses:
Aircraft Fuel	24,274				55,561					45,790	119,553	83,392	165,666
Salaries, Wages, and Benefits	44,075				38,091					36,964	90,263	141,641	140,739
Aircraft Rent	5,599				11,032					28,329	36,831	30,989	49,908
Maintenance	9,210				6,478					9,508	15,491	27,416	35,286
Sales and Marketing	5,110				8,572					10,854	17,180	16,570	35,388
Depreciation and Amortization	12,615				10,527					2,526	14,405	48,086	34,877
Ground Handling	5,230				9,292					8,619	23,828	20,596	41,719
Landing Fees and Airport Rent	8,785				11,114					10,481	25,977	31,256	44,400
Special Items, net	(26,871)									271	(6,706)	(64,563)	7,092
Other Operating, net	14,651				14,433					17,994	40,877	48,718	68,187
Total Operating Expenses	102,678				165,100					171,336	377,699	384,101	623,262
Operating Income	24,933	(4,428)	8,817	(2,234)	15,230	11,604	10,475	9,541	46,502	26,116	7,232	17,385	78,122
Non-operating Income (Expense):
Interest Income	15				251					96	258	377	937
Interest Expense	(7,121)				(5,616)					(339)	(6,060)	(22,073)	(17,170)
Other, net	(5)				(169)					37	(1,636)	(371)	(1,729)
Total Non-operating Expense, net	(7,111)				(5,534)					(206)	(7,438)	(22,067)	(17,962)
Income before Income Tax	17,822				9,696					25,910	(206)	(4,682)	60,160
Income Tax Expense	5,406				2,445						161	(778)	14,088
Net Income	$ 12,416	$ (8,042)	$ 2,927	$ (6,040)	$ 7,251	$ 5,018	$ 3,973	$ 3,713	$ 33,368	$ 25,910	$ (367)	$ (3,904)	$ 46,072
Net Income per share to common stockholders:
Basic earnings per share	$ 0.26	$ (0.17)	$ 0.06	$ (0.13)	$ 0.16	$ 0.11	$ 0.08	$ 0.08	$ 0.71	$ 0.26	$ (0.01)	$ (0.08)	$ 0.99
Diluted earnings per share	$ 0.24	$ (0.17)	$ 0.06	$ (0.13)	$ 0.15	$ 0.10	$ 0.08	$ 0.08	$ 0.71	$ 0.26	$ (0.01)	$ (0.08)	$ 0.96
Shares used for computation:
Weighted Average Common Shares Outstanding - Basic	48,496,077				46,805,951					100,000,000	46,700,990	46,806,042	46,773,038
Weighted Average Common Shares Outstanding - Diluted	52,508,186				48,225,603					100,000,000	46,700,990	46,806,042	47,909,413
Passenger
Operating Revenues:
Operating Revenues	$ 104,195				$ 178,486					$ 172,897	$ 335,824	$ 359,232	$ 688,833
Cargo
Operating Revenues:
Operating Revenues	21,585											36,809
Other
Operating Revenues:
Operating Revenues	$ 1,831				$ 1,844					$ 24,555	$ 49,107	$ 5,445	$ 12,551